Offerings	Jul. 24, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.00001 per share - to be issued under the Enphase Energy, Inc. Amended and Restated 2021 Equity Incentive Plan (the 2021 Plan)
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	37.74
Maximum Aggregate Offering Price	$ 75,480,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,423.79
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers shares issued pursuant to certain anti-dilution provisions as set forth in the 2021 Plan and 2011 ESPP, including, without limitation, shares issued as a result of any stock split, stock dividend, recapitalization or any other similar transaction effected without the Registrant’s receipt of consideration that results in an increase in the number of the Registrant’s outstanding Common Stock.
(2)Estimated in accordance with Rules 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $37.74 per share, which is the average of the high and low prices of Common Stock as reported on The Nasdaq Global Market on July 24, 2026.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.00001 per share - to be issued under the Enphase Energy, Inc. 2011 Employee Stock Purchase Plan (the 2011 ESPP) (3)
Amount Registered | shares	700,000
Proposed Maximum Offering Price per Unit	32.08
Maximum Aggregate Offering Price	$ 22,456,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,101.17
Offering Note	The number of shares available for issuance under the 2011 ESPP is subject to an automatic annual increase on January 1 of each calendar year, in an amount equal to the lesser of (i) one percent (1%) of the total number of shares of Common Stock outstanding on December 31st of the preceding calendar year, or (ii) seven hundred thousand (700,000) shares of Common Stock; provided, that the Registrant’s Board of Directors may act prior to the first day of any calendar year, to provide that there shall be no increase in the share reserve for such calendar year or that the increase in the share reserve for such calendar year shall be a lesser number of shares of Common Stock than would otherwise occur (the “ESPP Evergreen Provision”).
(4)Estimated in accordance with Rules 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $32.08 per share, which represents 85% of the average of the high and low prices of the Registrant’s Common Stock as reported on the Nasdaq Global Market on July 24, 2026.